Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–99.07%
California–91.57%
ABAG Finance Authority for Nonprofit Corps. (Episcopal Senior Communities);
Series 2011, Ref. RB	6.13%	07/01/2026	$ 3,420	$ 3,517,094
Series 2012 B, Ref. RB	5.00%	07/01/2024	250	259,948
ABAG Finance Authority for Nonprofit Corps. (Insured Nonprofit Combined Financing 2); Series 1993, COP (INS - Cal-Mortgage)(a)	5.80%	03/01/2023	5	5,019
ABAG Finance Authority for Nonprofit Corps. (Palo Alto Garden Apartments; Series 1999 A, RB(b)	5.35%	10/01/2029	205	205,480
Adelanto (City of), CA Improvement Agency; Series 1993 B, Ref. RB (INS - FGIC)(a)	5.50%	12/01/2023	335	337,281
Adelanto (City of), CA Public Financing Authority; Series 1996 B, RB	6.30%	09/01/2028	625	634,113
Adelanto (City of), CA Public Utility Authority; Series 2014 A, RB	5.00%	07/01/2024	3,615	3,625,086
Alameda (County of), CA Corridor Transportation Authority; Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2029	1,750	1,917,737
Alameda (County of), CA Redevelopment Agency; Series 2006 A, RB (INS - NATL)(a)	4.38%	08/01/2030	10	10,021
Apple Valley (Town of), CA Redevelopment Agency (VVEDA Project Area); Series 2007, RB	4.75%	06/01/2037	55	55,125
Arcadia (City of), CA Redevelopment Agency (Central Redevelopment); Series 2001 A, RB (INS - NATL)(a)	5.13%	05/01/2023	180	180,607
Association of Bay Area Governments (California Redevelopment Agency Pool); Series 1994 A, RB (INS - AGM)(a)	6.00%	12/15/2024	160	164,574
Beaumont (City of), CA Financing Authority; Series 1994 A, RB	7.00%	09/01/2023	80	80,166
Beaumont (City of), CA Financing Authority (Improvement Area No. 17B); Series 2011 A, RB	6.38%	09/01/2042	200	209,706
Beaumont (City of), CA Financing Authority (Improvement Area No. 19A); Series 2015 B, Ref. RB	5.00%	09/01/2025	740	837,983
Beaumont (City of), CA Financing Authority (Improvement Area No. 19C); Series 2013 A, RB	5.00%	09/01/2027	655	716,170
Bell (City of), CA Community Redevelopment Agency; Series 2003, Ref. RB (INS - AGC)(a)	5.63%	10/01/2033	25	25,077
Blythe (City of), CA Financing Authority (City Hall & County Courthouse); Series 1997, RB (INS - NATL)(a)	5.50%	09/01/2027	80	80,360
California (State of);
Series 1970 P, GO Bonds	5.00%	06/01/2020	25	25,000
Series 1972 S, GO Bonds	5.25%	04/01/2021	25	25,095
Series 1992, GO Bonds (INS - NATL)(a)	6.00%	10/01/2021	55	56,061
Series 1992, GO Bonds	5.50%	10/01/2022	20	20,344
Series 1992, GO Bonds (INS - NATL)(a)	5.00%	11/01/2022	80	81,558
Series 1992, GO Bonds (INS - FGIC)(a)	5.00%	11/01/2022	25	25,487
Series 1993, GO Bonds (INS - NATL)(a)	5.90%	04/01/2023	170	173,148
Series 1993, GO Bonds	5.90%	04/01/2023	1,100	1,120,372
Series 1994, GO Bonds	5.75%	03/01/2023	85	86,146
Series 1994, GO Bonds	6.00%	03/01/2024	45	45,633
Series 1994, GO Bonds	6.00%	05/01/2024	5	5,118
Series 1994, GO Bonds (INS - NATL)(a)	6.00%	08/01/2024	90	90,840
Series 1995, GO Bonds (INS - AMBAC)(a)	5.90%	03/01/2025	60	60,828
Series 1996, GO Bonds (INS - AMBAC)(a)	5.25%	06/01/2021	50	51,242
Series 1996, GO Bonds (INS - FGIC)(a)	5.38%	06/01/2026	110	112,760
Series 1996, GO Bonds (INS - NATL)(a)	5.38%	06/01/2026	15	15,376
Series 1996, Ref. GO Bonds (INS - FGIC)(a)	5.60%	09/01/2021	40	40,538
Series 1996, Ref. GO Bonds	5.60%	09/01/2021	5	5,067
Series 1996, Ref. GO Bonds	5.63%	09/01/2024	10	10,131
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2021	55	55,993
Series 1997, GO Bonds (INS - NATL)(a)	5.00%	10/01/2023	15	15,053
Series 1997, GO Bonds	5.00%	10/01/2023	30	30,106
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2023	235	239,138
Series 1997, GO Bonds (INS - NATL)(a)	5.63%	10/01/2026	10	10,175
Series 1997, GO Bonds	5.13%	10/01/2027	20	20,072
Series 2000, GO Bonds	5.63%	05/01/2026	40	40,159
Series 2001, GO Bonds	5.20%	11/01/2031	5	5,017
Series 2002, GO Bonds	5.00%	10/01/2022	5	5,018
Series 2002, GO Bonds (INS - SGI)(a)	5.00%	10/01/2028	5	5,017
Series 2010, GO Bonds	5.30%	03/01/2029	350	351,285
Series 2010, GO Bonds	5.25%	03/01/2030	2,000	2,007,200
Series 2010, GO Bonds	5.38%	03/01/2030	6,345	6,368,413
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Series 2011, GO Bonds	5.25%	09/01/2028	$ 1,000	$ 1,059,260
Series 2011, Ref. GO Bonds	5.25%	09/01/2024	4,970	5,272,872
Series 2016, Ref. GO Bonds	5.00%	09/01/2030	745	787,897
Series 2019, Ref. GO Bonds	4.00%	10/01/2039	5,000	5,958,300
California (State of) Community College Financing Authority (Grossmont-Cuyamaca Community College District, Palomar Community College District & Shasta-Tehama-Trinity Joint Community College District);
Series 2001 A, RB (INS - NATL)(a)	5.00%	04/01/2021	10	10,161
Series 2001 A, RB (INS - NATL)(a)	5.63%	04/01/2026	680	691,560
California (State of) Community College Financing Authority (NCCD - Orange Coast Properties LLC - Orange Coast College); Series 2018, RB	5.00%	05/01/2033	600	625,758
California (State of) County Tobacco Securitization Agency;
Series 2007 B, RB(c)	5.10%	06/01/2028	415	415,137
Series 2014, Ref. RB	4.00%	06/01/2029	4,690	4,706,790
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.);
Series 2002, RB	5.75%	06/01/2029	1,650	1,650,610
Series 2002, RB	5.88%	06/01/2035	380	380,141
Series 2002, RB	6.00%	06/01/2042	4,735	4,736,752
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2002, RB	5.88%	06/01/2027	5	5,000
Series 2002, RB	6.00%	06/01/2035	4,655	4,656,722
California (State of) County Tobacco Securitization Agency (Los Angeles County Securitization Corp.);
Series 2006 A, RB(c)	5.25%	06/01/2021	3,330	3,331,898
Series 2006 A, RB(c)	5.45%	06/01/2028	40	40,022
California (State of) County Tobacco Securitization Agency (Merced County Tobacco Funding Corp.); Series 2005 A, Ref. RB	5.00%	06/01/2026	190	190,000
California (State of) County Tobacco Securitization Agency (Sonoma County Securitization Corp.); Series 2005, Ref. RB	5.00%	06/01/2026	65	65,035
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	265	265,101
California (State of) Department of Water Resources; Series 1972, RB	5.25%	07/01/2022	335	336,286
California (State of) Educational Facilities Authority (California College of the Arts);
Series 2012, RB(d)(e)	5.00%	06/01/2022	400	436,988
Series 2012, RB(d)	5.00%	06/01/2022	1,135	1,239,953
California (State of) Educational Facilities Authority (Loma Linda University); Series 2017 A, Ref. RB	5.00%	04/01/2030	710	808,655
California (State of) Educational Facilities Authority (Southwestern University); Series 2003, Ref. RB	5.00%	11/01/2023	95	95,183
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2015, Ref. RB	5.00%	11/15/2032	1,750	2,048,252
California (State of) Health Facilities Financing Authority (El Camino Hospital);
Series 2015 A, Ref. RB	5.00%	02/01/2032	1,750	2,007,215
Series 2015 A, Ref. RB	5.00%	02/01/2033	3,000	3,427,380
California (State of) Health Facilities Financing Authority (Gateways Hospital and Mental Health Center);
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.30%	12/01/2023	15	15,040
Series 2011 B, RB (INS - Cal-Mortgage)(a)	4.45%	12/01/2024	10	10,027
California (State of) Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center, Inc.); Series 1998 A, RB (INS - NATL)(a)	5.25%	06/01/2023	20	20,045
California (State of) Health Facilities Financing Authority (Stanford Health Care); Series 2017 A, Ref. RB	4.00%	11/15/2040	6,000	6,730,140
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 D, Ref. RB	5.25%	08/15/2031	5,045	5,277,675
Series 2017 A, Ref. RB	5.00%	11/15/2032	1,800	2,134,800
Series 2017 A, Ref. RB	5.00%	11/15/2033	3,000	3,542,940
Series 2017 A, Ref. RB	5.00%	11/15/2035	1,500	1,758,675
Series 2017 A, Ref. RB	5.00%	11/15/2037	4,490	5,228,066
California (State of) Housing Finance Agency;
Series 2004 C, VRD RB (INS - AGM)(a)(f)	0.40%	02/01/2037	175	175,000
Series 2019 A-1, RB	4.25%	01/15/2035	4,948	5,126,533
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Infrastructure & Economic Development Bank (California Science Center Phase II);
Series 2016 A, Ref. RB	5.00%	05/01/2027	$ 1,505	$ 1,812,396
Series 2016 A, Ref. RB	5.00%	05/01/2028	775	930,240
Series 2016 A, Ref. RB	5.00%	05/01/2029	910	1,087,841
Series 2016 A, Ref. RB	5.00%	05/01/2030	740	880,289
Series 2016 A, Ref. RB	5.00%	05/01/2031	910	1,113,258
California (State of) Infrastructure & Economic Development Bank (Segerstrom Center for the Arts); Series 2016, Ref. RB	5.00%	07/01/2026	5,000	5,074,250
California (State of) Municipal Finance Authority (Biola University);
Series 2013, RB	5.00%	10/01/2029	335	358,051
Series 2013, RB	5.00%	10/01/2030	465	494,579
California (State of) Municipal Finance Authority (CHF -Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2040	3,080	3,469,035
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	10,385	11,864,862
Series 2018, RB	5.00%	05/15/2037	2,500	2,741,175
California (State of) Municipal Finance Authority (CHF-Riverside I, LLC - UCR Dundee-Glasgow Student Housing);
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2032	2,120	2,446,289
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2033	2,000	2,284,760
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2034	1,260	1,432,570
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2036	1,900	2,142,763
Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2038	2,275	2,548,819
California (State of) Municipal Finance Authority (Community Medical Centers);
Series 2017 A, Ref. RB	5.00%	02/01/2028	3,000	3,555,330
Series 2017 A, Ref. RB	5.00%	02/01/2029	3,400	4,013,496
Series 2017 A, Ref. RB	5.00%	02/01/2030	3,500	4,111,590
Series 2017 A, Ref. RB	5.00%	02/01/2031	2,000	2,337,480
Series 2017 A, Ref. RB	5.00%	02/01/2032	1,500	1,743,060
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2017 A, Ref. RB	5.00%	07/01/2030	2,155	2,547,641
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB(d)(e)	5.00%	01/01/2022	190	203,756
Series 2011, RB	5.00%	01/01/2028	40	41,563
California (State of) Municipal Finance Authority (Linxs APM);
Series 2018 A, RB(b)	5.00%	12/31/2033	8,385	9,378,958
Series 2018 A, RB(b)	5.00%	12/31/2034	6,500	7,243,860
Series 2018, RB(b)	5.00%	12/31/2035	2,700	2,996,541
California (State of) Municipal Finance Authority (NorthBay Healthcare Group);
Series 2015, RB	5.00%	11/01/2030	440	481,149
Series 2015, RB	5.00%	11/01/2035	1,100	1,180,344
Series 2017 A, RB	5.00%	11/01/2028	1,000	1,132,920
Series 2017 A, RB	5.25%	11/01/2029	750	864,450
California (State of) Municipal Finance Authority (San Bernardino Municipal Water Department Water Facilities);
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2033	1,580	1,940,714
Series 2016, Ref. RB (INS - BAM)(a)	5.00%	08/01/2035	1,715	2,093,964
California (State of) Municipal Finance Authority (United Airlines, Inc.); Series 2019, Ref. RB(b)	4.00%	07/15/2029	1,100	1,058,552
California (State of) Pollution Control Finance Authority; Series 2012, RB(b)(g)	5.00%	07/01/2030	1,000	1,042,700
California (State of) Pollution Control Financing Authority (CalPlant I);
Series 2017, RB(b)(g)	7.00%	07/01/2022	1,000	540,000
Series 2017, RB(b)(g)	7.50%	07/01/2032	4,000	2,160,000
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB(g)	5.00%	07/01/2039	1,500	1,658,460
California (State of) Pollution Control Financing Authority (Southern California Water Co.); Series 1996 A, RB (INS - NATL)(a)(b)	5.50%	12/01/2026	1,030	1,031,916
California (State of) Public Finance Authority (Trinity Classical Academy); Series 2019 A, RB(g)	5.00%	07/01/2036	250	253,635
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Public Works Board (California Community Colleges);
Series 2004 B, RB	5.13%	06/01/2025	$ 15	$ 15,054
Series 2004 B, RB	5.13%	06/01/2029	45	45,158
Series 2005 E, RB (INS - BHAC)(a)	5.00%	10/01/2024	50	50,176
Series 2007 B, RB (INS - NATL)(a)	4.25%	03/01/2026	5	5,013
Series 2007 B, RB (INS - NATL)(a)	5.00%	03/01/2027	50	50,176
California (State of) Public Works Board (California Highway Patrol); Series 2000 C, RB	5.25%	11/01/2020	10	10,039
California (State of) Public Works Board (Department of Corrections & Rehabilitation);
Series 2000 A, RB (INS - AMBAC)(a)	5.63%	10/01/2020	45	45,186
Series 2005 G, RB (INS - NATL)(a)	4.25%	10/01/2021	10	10,030
Series 2011 C, RB	5.75%	10/01/2031	2,000	2,134,580
California (State of) Public Works Board (Department of Forestry & Fire Protection); Series 2006 C, RB (INS - AGM)(a)	5.00%	04/01/2026	2,000	2,007,040
California (State of) Public Works Board (Department of Justice); Series 2000 D, RB	5.25%	11/01/2020	10	10,039
California (State of) Public Works Board (Department of Mental Health);
Series 2003 B, RB	5.25%	04/01/2023	15	15,052
Series 2006 I, RB (INS - NATL)(a)	4.20%	11/01/2026	5	5,013
California (State of) Public Works Board (Judicial Council of California);
Series 2011 D, RB	5.25%	12/01/2026	3,000	3,219,030
Series 2013 A, RB	5.00%	03/01/2026	875	979,501
California (State of) Public Works Board (Trustees of the California State University); Series 2010 B-1, RB	5.13%	03/01/2023	2,000	2,007,220
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(g)	5.00%	10/01/2022	490	505,489
California (State of) School Finance Authority (Escuela Popular); Series 2017, RB(g)	5.50%	07/01/2027	1,370	1,433,623
California (State of) School Finance Authority (HTH Learning); Series 2017 A, Ref. RB(g)	5.00%	07/01/2032	1,705	1,834,239
California (State of) School Finance Authority (Inspire Charter Schools); Series 2019 B, RN(g)	3.00%	07/15/2020	1,265	1,265,074
California (State of) Statewide Communities Development Authority;
Series 1998, COP (INS - NATL)(a)	5.13%	04/01/2023	500	501,465
Series 2005 D, RB (INS - AGM)(a)	4.25%	10/01/2021	15	15,046
California (State of) Statewide Communities Development Authority (Alliance for College-Ready Public Schools - 47th and Main); Series 2012 A, RB	5.13%	07/01/2022	185	190,507
California (State of) Statewide Communities Development Authority (Citrus Valley Health Partners, Inc.); Series 1998, COP (INS - NATL)(a)	0.86%	04/01/2028	1,700	1,700,000
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2002-1); Series 2002 1, RB(b)	6.35%	09/01/2021	25	25,036
California (State of) Statewide Communities Development Authority (Eskaton Properties, Inc.); Series 2012, RB	5.25%	11/15/2034	1,000	1,026,080
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2017 A, Ref. RB	5.00%	04/01/2031	175	208,448
California (State of) Statewide Communities Development Authority (Heritage Park at Cathedral City Apartments); Series 2002 NN-1, RB (INS - AMBAC)(a)(b)	5.20%	06/01/2036	890	891,896
California (State of) Statewide Communities Development Authority (NCCD-Hooper Street LLC-California College of the Arts); Series 2019, RB(g)	5.00%	07/01/2029	900	928,422
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2002 B, RB (INS - AGM)(a)	5.25%	10/01/2027	5	5,018
California (State of) Statewide Communities Development Authority (River Run Senior Apartments - Corona); Series 2003, RB(b)	6.75%	09/01/2037	45	45,052
California (State of) Statewide Communities Development Authority (Sherman Oaks); Series 1998 A, RB (INS - AMBAC)(a)	5.00%	08/01/2022	1,800	1,839,906
California (State of) Statewide Communities Development Authority (Southern California Edison Co.); Series 2010 A, Ref. RB	4.50%	09/01/2029	10,000	10,039,200
California (State of) Statewide Communities Development Authority (Total Road Improvement Program);
Series 2012 B, COP	5.25%	06/01/2023	490	539,270
Series 2012 B, COP	5.25%	06/01/2024	515	566,459
Series 2012 B, COP	5.25%	06/01/2025	545	599,228
Series 2012 B, COP	5.25%	06/01/2026	575	631,845
Series 2012 B, COP	5.25%	06/01/2027	605	664,429
California (State of) Statewide Communities Development Authority (University of California - Irvine East Campus Apartments); Series 2012, Ref. RB	5.38%	05/15/2038	1,000	1,019,950
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (University of California, Irvine East Campus Apartments, CHF-Irvine, LLC);
Series 2012, Ref. RB	5.13%	05/15/2031	$ 310	$ 316,783
Series 2016, Ref. RB	5.00%	05/15/2030	1,500	1,629,165
California (State of) Statewide Financing Authority;
Series 2002 A, RB	5.63%	05/01/2029	1,413	1,417,112
Series 2002 A, RB	6.00%	05/01/2037	3,395	3,404,879
California (State of) Statewide Financing Authority (Pooled Tobacco Securitization Program); Series 2002 B, RB	5.63%	05/01/2029	650	651,892
California County Tobacco Securitization Agency (The) (Los Angeles County Securitization Corp.); Series 2006, RB(c)	5.60%	06/01/2036	11,515	11,520,988
California State University; Series 2019 A, RB	4.00%	11/01/2041	3,480	4,066,554
California Statewide Communities Development Authority; Series 2015, Ref. RB	5.00%	09/02/2035	3,515	3,732,508
Carlsbad (City of), CA Housing & Redevelopment Commission; Series 1993, RB (INS - NATL)(a)	5.30%	09/01/2023	15	15,059
Carson (City of), CA (Assessment District No. 92-1); Series 1992, RB	7.38%	09/02/2022	25	25,346
Carson (City of), CA Redevelopment Agency; Series 2010 A, RB	5.00%	10/01/2030	1,000	1,010,300
Cerritos (City of), CA Public Financing Authority; Series 2002 A, RB (INS - AMBAC)(a)	4.55%	11/01/2024	5	5,013
Chaffey Community College District; Series 2019 A, GO Bonds	4.00%	06/01/2043	5,000	5,760,100
Chino (City of), CA Public Financing Authority;
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2028	1,230	1,471,597
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2029	1,280	1,525,645
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2030	900	1,068,192
Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2031	950	1,122,767
Chula Vista (City of), CA (San Diego Gas & Electric Co.);
Series 2004 B, IDR	5.88%	02/15/2034	5,000	5,020,650
Series 2004 D, IDR	5.88%	01/01/2034	1,000	1,004,130
Colton (City of), CA Public Financing Authority; Series 2007 A, RB (INS - AMBAC)(a)	4.70%	04/01/2032	15	15,039
Compton (City of), CA; Series 1998, Ref. RB (INS - NATL)(a)	5.38%	09/01/2023	225	225,873
Compton Community College District;
Series 2012, Ref. GO Bonds	5.00%	07/01/2020	1,710	1,716,498
Series 2012, Ref. GO Bonds	5.00%	07/01/2021	1,895	1,990,167
Series 2012, Ref. GO Bonds	5.00%	07/01/2023	1,310	1,431,922
Cudahy (City of), CA Community Development Commission Successor Agency (City-Wide Redevelopment);
Series 2011 A, RB(d)	7.13%	10/01/2020	110	112,478
Series 2011 A, RB(d)	7.25%	10/01/2021	130	141,951
Series 2011 A, RB(d)(e)	7.75%	10/01/2021	315	346,046
Series 2011 B, RB(d)	6.88%	10/01/2020	35	35,764
Series 2011 B, RB(d)	7.00%	10/01/2021	185	201,395
Cypress (City of), CA (Cypress Business and Professional Center Assessment District); Series 1998, RB	5.70%	09/02/2022	10	10,015
Delano Joint Union High School District; Series 2003 A, Ref. GO Bonds (INS - NATL)(a)	5.10%	02/01/2023	975	1,093,414
Dinuba (City of), CA Redevelopment Agency; Series 2011 A, Ref. RB(d)(e)	5.75%	09/01/2021	200	211,000
Downey (City of), CA Community Development Commission;
Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2020	80	80,348
Series 1997, Ref. RB (INS - NATL)(a)	5.13%	08/01/2028	50	50,194
El Dorado (County of), CA (Community Facilities District No. 92-1);
Series 2012, Ref. RB	5.00%	09/01/2026	630	697,946
Series 2012, Ref. RB	5.00%	09/01/2027	800	885,328
El Monte Union High School District; Series 2019 A, GO Bonds	4.00%	06/01/2037	1,440	1,640,981
Fontana (City of), CA (Community Facilities District No. 80);
Series 2017, RB	5.00%	09/01/2026	290	342,919
Series 2017, RB	5.00%	09/01/2029	175	207,498
Fresno (City of), CA Joint Powers Financing Authority (Master Lease);
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2030	675	832,559
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2031	1,000	1,223,300
Series 2017 A, Ref. RB (INS - AGM)(a)	5.00%	04/01/2032	500	607,950
Galt (City of), CA Redevelopment Agency; Series 2011, RB	7.38%	09/01/2033	400	430,576
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Golden State Tobacco Securitization Corp.;
Series 2017 A-1, Ref. RB	5.00%	06/01/2027	$ 1,850	$ 2,229,472
Series 2017 A-1, Ref. RB	5.00%	06/01/2028	6,560	7,834,346
Series 2017 A-1, Ref. RB	5.00%	06/01/2029	2,090	2,466,116
Granada Sanitary District (2003 Reassessment & Ref.); Series 2003 A, RB	6.13%	09/02/2022	20	20,226
Hawthorne (City of), CA Community Redevelopment Agency Successor Agency (Community Facilities District No. 1999-1); Series 2010, Ref. RB	6.13%	10/01/2025	3,220	3,266,400
Huntington Beach (City of), CA (Community Facilities District No. 2002-1 - Improvement Area A - McDonnell Centre Business Park); Series 2002 A, RB	6.25%	09/01/2027	20	20,267
Huntington Beach (City of), CA (Community Facilities District No. 2003-1 - Huntington Center);
Series 2013, Ref. RB	5.25%	09/01/2025	1,055	1,057,796
Series 2013, Ref. RB	5.25%	09/01/2026	1,115	1,117,877
Huntington Beach (City of), CA Redevelopment Agency; Series 1999, Ref. RB (INS - AGM)(a)	5.00%	08/01/2024	15	15,049
Huntington Park (City of), CA Public Financing Authority; Series 2004 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2022	25	25,090
Imperial (City of), CA Public Financing Authority (Water Facility); Series 2012, RB	5.00%	10/15/2026	2,735	3,039,241
Inland Empire Tobacco Securitization Corp.; Series 2019, Ref. RB	3.68%	06/01/2038	9,665	9,338,226
Irvine (City of), CA (Reassessment District No. 13-1); Series 2012, RB	5.00%	09/02/2025	710	800,972
Kern Valley Healthcare District; Series 2003, Ref. RB (INS - Cal-Mortgage)(a)	5.25%	08/01/2021	45	45,172
La Mesa (City of), CA (Assessment District No. 98-1); Series 1998, RB	5.75%	09/02/2023	25	25,207
Lancaster (City of), CA Redevelopment Agency Successor Agency (Lancaster Public Capital Improvements); Series 2010, Ref. RB	5.50%	12/01/2028	615	625,307
Lodi (City of), CA Public Financing Authority; Series 2012, Ref. RB	5.25%	10/01/2026	2,000	2,172,220
Long Beach (City of), CA; Series 2015, RB	5.00%	05/15/2027	850	906,873
Long Beach (City of), CA (Community Facilities District No. 6); Series 2002, RB	6.25%	10/01/2026	40	40,072
Long Beach (City of), CA Bond Finance Authority;
Series 2007 A, RB	5.25%	11/15/2023	1,435	1,618,063
Series 2007 A, RB	5.50%	11/15/2037	100	141,295
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	30	30,118
Los Angeles (City of), CA (FHA Insured Mortgage Loans - Section 8 Assisted);
Series 1993 1, Ref. RB (INS - NATL)(a)	6.50%	07/01/2022	5	5,018
Series 1993 II-A, Ref. RB (INS - NATL)(a)	5.35%	07/01/2022	15	15,041
Los Angeles (City of), CA Community Facilities District No. 3 (Cascades Business Park); Series 1997, RB	6.40%	09/01/2022	40	40,240
Los Angeles (City of), CA Department of Airports;
Series 2010 A, RB	5.00%	05/15/2028	585	590,359
Series 2018 B, Ref. RB(b)	5.00%	05/15/2034	1,000	1,187,950
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2010 D, RB	5.25%	05/15/2029	195	196,899
Series 2018 D, Ref. RB(b)	5.00%	05/15/2030	12,570	15,606,283
Los Angeles (City of), CA Department of Water & Power; Series 2018 A, Ref. RB	5.00%	07/01/2038	5,000	6,253,900
Madera (County of), CA (Valley Children’s Hospital);
Series 1995, COP (INS - NATL)(a)	5.75%	03/15/2028	455	456,411
Series 1998, COP (INS - NATL)(a)	5.00%	03/15/2023	635	639,972
Madera (County of), CA Board of Education; Series 2011, Ref. COP(d)(e)	6.13%	10/01/2021	325	350,665
Manteca Unified School District (Community Facilities District No. 1989-2); Series 2013 F, RB (INS - AGM)(a)	5.00%	09/01/2027	1,285	1,452,615
Marina (City of), CA Redevelopment Agency Successor Agency;
Series 2018 A, RB	5.00%	09/01/2033	340	385,594
Series 2018 B, RB	5.00%	09/01/2033	250	280,633
Maywood (City of), CA Public Financing Authority (Infrastructure Refinancing); Series 2008 A, Ref. RB	7.00%	09/01/2028	20	20,006
Modesto (City of) Irrigation District; Series 2011 C, Ref. RB	5.00%	07/01/2030	500	524,480
Modesto (City of), CA (Golf Course Ref.); Series 1993 B, COP (INS - NATL)(a)	5.00%	11/01/2023	240	245,465
Monrovia (City of), CA Redevelopment Agency Successor Agency (Central Redevelopment - Project Area No. 1); Series 2013, Ref. RB	5.00%	08/01/2026	1,000	1,079,300
Mountain View (City of), CA; Series 2004 A, RB (INS - NATL)(a)	4.50%	06/01/2026	10	10,027
M-S-R Public Power Agency; Series 1991 E, RB(d)	6.00%	07/01/2022	40	42,518
Murrieta Valley Unified School District (Election of 2006); Series 2008, GO Bonds (INS - AGM)(a)	4.00%	09/01/2020	10	10,029
Northern California Energy Authority; Series 2018 A, RB(e)	4.00%	07/01/2024	5,000	5,463,250
Northern Inyo (County of), CA Local Hospital District; Series 2010, RB	6.38%	12/01/2025	835	848,368
Oakland (Port of), CA; Series 2011 O, Ref. RB(b)	5.13%	05/01/2031	2,000	2,052,040
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oakland Unified School District (County of Alameda); Series 2016, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/01/2030	$ 5,000	$ 6,045,050
Oakland Unified School District (Election of 2006); Series 2012 A, GO Bonds	5.00%	08/01/2022	550	580,569
Oceanside (City of), CA (Community Facilities District No. 200-1 - Ocean Ranch Corporate Centre);
Series 2013 A, Ref. RB	5.00%	09/01/2026	685	750,657
Series 2013 A, Ref. RB	5.00%	09/01/2027	745	814,084
Series 2013 A, Ref. RB	5.00%	09/01/2028	805	876,178
Ontario (City of), CA (Assessment District No. 108); Series 1995, RB	7.50%	09/02/2020	295	299,882
Orange (City of), CA (Community Facilities District No. 91-2 - Serrano Heights Public Improvements); Series 2013, Ref. RB	5.00%	10/01/2028	1,495	1,652,767
Oro Grande Elementary School District; Series 2010, COP	5.63%	09/15/2030	255	258,241
Oxnard (City of), CA Financing Authority;
Series 2011, Ref. RB(d)(e)	5.30%	06/01/2021	50	52,534
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2029	2,000	2,319,520
Oxnard (City of), CA Harbor District; Series 2011 A, RB(b)	5.00%	08/01/2020	845	851,414
Palo Alto (City of), CA;
Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2021	85	87,162
Series 1999 A, Ref. RB (INS - AMBAC)(a)	5.25%	06/01/2024	15	15,371
Palomar Health; Series 2016, Ref. RB	5.00%	11/01/2031	1,625	1,881,929
Perris Elementary School District (Election of 2014);
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2027	185	225,051
Series 2014 A, GO Bonds (INS - BAM)(a)	6.00%	08/01/2028	205	249,003
Perris Union High School District; Series 2019 A, GO Bonds (INS - AGM)(a)	4.00%	09/01/2040	2,000	2,285,200
Poway Unified School District Public Financing Authority;
Series 2013, RB	5.00%	09/15/2025	850	973,122
Series 2013, RB	5.00%	09/15/2029	1,195	1,361,786
Rancho California Water District Financing Authority; Series 2019 A, Ref. RB	4.00%	08/01/2039	3,200	3,822,208
Rancho Cucamonga (City of), CA (Community Facilities District No. 2003-01 - Improvement Area No. 1); Series 2013, Ref. RB	5.75%	09/01/2028	1,800	1,805,598
Rancho Mirage (City of), CA (Reassessment District No. R22-85);
Series 2002, Ref. RB	5.75%	09/02/2022	20	20,113
Series 2002, Ref. RB	5.75%	09/02/2026	20	20,091
Rancho Mirage (City of), CA (Reassessment District No. R25-90); Series 1998, Ref. RB	5.50%	09/02/2024	15	15,053
Redlands (City of), CA (Community Facilities District No. 2003-1 - Redlands Business Center); Series 2004, RB	5.85%	09/01/2033	10	10,031
Redwood City (City of), CA (Community Facilities District No. 99-1); Series 2012, Ref. RB	5.00%	09/01/2029	690	730,986
Richmond (City of), CA Joint Powers Financing Authority; Series 2016, RB	5.50%	11/01/2029	6,530	7,749,804
Riverside (City of), CA (Riverwalk Auto Center Assessment District);
Series 2012, Ref. RB	5.00%	09/02/2023	315	320,900
Series 2012, Ref. RB	5.00%	09/02/2024	335	341,137
Riverside (City of), CA (Riverwalk Business Center Assessment District); Series 2004, RB	6.25%	09/02/2029	200	202,456
Riverside (City of), CA Public Financing Authority;
Series 2012 A, Ref. RB	5.00%	11/01/2027	1,640	1,823,631
Series 2012 A, Ref. RB	5.00%	11/01/2028	1,155	1,282,547
Riverside (County of), CA (Community Facilities District No. 04-2); Series 2012, Ref. RB	5.00%	09/01/2028	450	479,565
Riverside (County of), CA Redevelopment Successor Agency (Jurupa Valley Redevelopment); Series 2011 B, RB	5.75%	10/01/2020	305	310,652
Romoland School District;
Series 2013, RB	5.00%	09/01/2025	365	402,478
Series 2013, RB	5.00%	09/01/2026	440	484,660
Series 2013, RB	5.00%	09/01/2027	405	444,431
Series 2013, RB	5.00%	09/01/2028	500	547,010
Roseville (City of), CA Natural Gas Financing Authority;
Series 2007, RB	5.00%	02/15/2021	190	194,925
Series 2007, RB	5.00%	02/15/2023	80	87,618
Series 2007, RB	5.00%	02/15/2024	265	298,618
Series 2007, RB	5.00%	02/15/2025	100	115,565
Sacramento (City of), CA (2019 Sacramento Tourism Infrastructure District - Convention Center Ballroom);
Series 2019, RB	4.00%	06/01/2034	1,265	1,354,562
Series 2019, RB	4.00%	06/01/2037	1,760	1,860,390
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sacramento (City of), CA Financing Authority;
Series 1999 A, RB	6.25%	09/01/2023	$ 325	$ 329,241
Series 2013 A, Ref. RB	5.00%	09/01/2024	1,840	2,063,505
Series 2013 A, Ref. RB	5.00%	09/01/2025	850	953,751
Series 2013 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2026	785	880,582
Series 2013 A, Ref. RB	5.00%	09/01/2027	455	509,873
Sacramento (City of), CA Municipal Utility District; Series 2015, Ref. RB	5.00%	07/01/2030	1,235	1,504,971
Sacramento (County of), CA;
Series 1991 A, RB(b)(d)	7.25%	10/01/2023	3,035	3,331,216
Series 2010, Ref. COP	5.75%	02/01/2030	2,975	2,991,541
Series 2018 C, Ref. RB(b)	5.00%	07/01/2037	2,200	2,556,972
Series 2018 C, Ref. RB(b)	5.00%	07/01/2038	3,800	4,403,972
Sacramento (County of), CA (Juvenile Courthouse);
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2021	795	797,679
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2022	555	556,754
Series 2003, COP (INS - AMBAC)(a)	5.00%	12/01/2023	430	431,363
Sacramento (County of), CA Housing Authority; Series 2002 C, RB (INS - AMBAC)(a)(b)	5.25%	06/01/2027	305	305,217
Sacramento (County of), CA Public Financing Authority;
Series 2003 A, RB (INS - NATL)(a)	5.00%	12/01/2022	5	5,015
Series 2003 A, RB (INS - NATL)(a)	5.13%	12/01/2028	15	15,039
Salinas (City of), CA Redevelopment Agency; Series 1996 A, RB (INS - AGM)(a)	5.50%	11/01/2023	55	55,204
San Bernardino (City of), CA Joint Powers Financing Authority;
Series 1999, COP (INS - NATL)(a)	5.50%	09/01/2020	30	30,121
Series 1999, COP (INS - NATL)(a)	5.50%	09/01/2024	250	250,955
Series 2005 A, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	180	208,069
San Bernardino (City of), CA Redevelopment Agency Successor Agency; Series 1995, RB(b)	7.88%	07/01/2025	15	15,055
San Bernardino Joint Powers Financing Authority;
Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2022	50	55,909
Series 2005 B, Ref. RB (INS - AGM)(a)	5.75%	10/01/2023	70	80,940
San Buenaventura (City of), CA; Series 2007 E, COP (INS - NATL)(a)	4.75%	06/01/2032	100	100,266
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	6.50%	12/01/2022	2,500	2,579,525
Series 2011, RB	7.50%	12/01/2041	1,000	1,017,360
San Diego (City of), CA (Assessment District No. 4096);
Series 2013, Ref. RB	5.00%	09/02/2021	165	166,041
Series 2013, Ref. RB	5.00%	09/02/2022	165	165,959
Series 2013, Ref. RB	5.00%	09/02/2023	175	175,966
Series 2013, Ref. RB	5.00%	09/02/2024	185	185,942
Series 2013, Ref. RB	5.00%	09/02/2025	190	190,832
Series 2013, Ref. RB	5.13%	09/02/2026	205	205,953
Series 2013, Ref. RB	5.13%	09/02/2027	215	215,948
Series 2013, Ref. RB	5.25%	09/02/2028	225	225,992
Series 2013, Ref. RB	5.38%	09/02/2029	240	241,068
Series 2013, Ref. RB	5.38%	09/02/2030	250	251,075
Series 2013, Ref. RB	5.50%	09/02/2031	260	261,084
Series 2013, Ref. RB	5.50%	09/02/2032	280	281,117
San Diego (City of), CA Community Facilities District No. 3;
Series 2013, Ref. RB	5.00%	09/01/2025	545	600,416
Series 2013, Ref. RB	5.00%	09/01/2027	610	666,565
Series 2013, Ref. RB	5.00%	09/01/2028	640	698,061
Series 2013, Ref. RB	5.00%	09/01/2030	720	778,802
San Diego (City of), CA Public Facilities Financing Authority;
Series 2015 A, RB	5.00%	10/15/2033	1,250	1,512,262
Series 2015 A, RB	5.00%	10/15/2034	1,000	1,206,900
San Diego (City of), CA Redevelopment Agency Successor Agency; Series 2003 B, RB	5.25%	09/01/2026	95	95,356
San Diego (County of), CA Regional Airport Authority;
Series 2010 A, RB	5.00%	07/01/2040	1,465	1,470,362
Series 2013 B, RB(b)	5.00%	07/01/2026	1,520	1,673,231
Series 2017 B, RB(b)	5.00%	07/01/2037	1,000	1,155,900
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
San Diego (County of), CA Water Authority;
Series 1998 A, COP (INS - NATL)(a)	4.75%	05/01/2028	$ 95	$ 95,279
Series 2011 B, Ref. RB	5.00%	05/01/2030	5,000	5,219,950
Series 2011 B, Ref. RB	5.00%	05/01/2031	500	521,995
San Francisco (City & County of), CA (Bayshore Hester Assessment District No. 95-1); Series 1996, RB	6.85%	09/02/2026	20	20,743
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2018 D, RB(b)	5.25%	05/01/2048	8,000	9,326,080
Series 2019 A, RB(b)	5.00%	05/01/2037	8,000	9,505,040
San Francisco (City & County of), CA Redevelopment Agency Successor Agency; Series 2013 A, Ref. RB	5.00%	08/01/2023	500	538,700
San Francisco Bay Area Rapid Transit District; Series 2019 A, RB	4.00%	07/01/2039	2,075	2,368,778
San Gorgonio Memorial Health Care District; Series 2013, GO Bonds	5.00%	08/01/2024	920	925,032
San Jacinto (City of), CA Community Facilities District No. 2002-1; Series 2016, Ref. RB	5.00%	09/01/2026	925	1,096,791
San Jose (City of), CA;
Series 2011 A-1, RB(b)	6.25%	03/01/2034	1,000	1,033,230
Series 2017 A, Ref. RB(b)	5.00%	03/01/2035	500	577,485
Series 2017 A, Ref. RB(b)	5.00%	03/01/2036	1,000	1,150,850
Series 2017 A, Ref. RB(b)	5.00%	03/01/2037	1,250	1,434,375
San Jose (City of), CA (Almaden Senior Housing Apartments); Series 2001 G, RB(b)(e)	5.35%	07/15/2022	215	215,187
San Jose (City of), CA (El Parador Apartments); Series 2000 A, RB(b)	6.10%	01/01/2031	25	25,009
San Jose (City of), CA (Improvement District No. 99-218SJ); Series 2001 24-Q, RB	5.75%	09/02/2020	60	60,332
San Jose (City of), CA (Orvieto Family Apartments); Series 2010 B-1, RB	4.75%	08/01/2029	1,900	1,910,583
San Luis Obispo (County of), CA; Series 2007, COP (INS - AGM)(a)	4.25%	10/15/2026	15	15,040
Santa Clara (County of), CA Housing Authority;
Series 2001 A, RB(b)	5.70%	08/01/2021	25	25,086
Series 2001 A, RB(b)	5.85%	08/01/2031	1,715	1,721,088
Series 2010 A-1, RB FHLMC (CEP - FHLMC)	4.75%	11/01/2027	1,430	1,451,936
Santa Clarita (City of), CA Community Facilities District No. 2002-1 (Valencia Town Center);
Series 2012, Ref. RB	5.00%	11/15/2023	635	677,875
Series 2012, Ref. RB	5.00%	11/15/2024	325	346,041
Series 2012, Ref. RB	5.00%	11/15/2025	925	981,258
Series 2012, Ref. RB	5.00%	11/15/2027	785	828,034
Series 2012, Ref. RB	5.00%	11/15/2028	1,170	1,230,021
Santa Nella (County of), CA Water District; Series 1998, Ref. RB	6.25%	09/02/2028	20	17,515
Santa Rosa (City of), CA (Nielsen Ranch Assessment District); Series 1996, RB	6.70%	09/02/2022	10	10,078
Saugus Union School District;
Series 2013, Ref. RB	5.00%	09/01/2025	710	783,854
Series 2013, Ref. RB	5.00%	09/01/2026	770	846,361
Series 2013, Ref. RB	5.00%	09/01/2027	830	909,713
Series 2013, Ref. RB	5.00%	09/01/2028	895	977,966
School Facilities Financing Authority (Grant Joint Union High School District); Series 2008 A, RB (INS - AGM)(a)	4.63%	08/01/2034	10	10,000
Selma (City of), CA Redevelopment Agency; Series 2010 A, RB	5.75%	09/01/2024	1,390	1,391,598
Sequoia Healthcare District; Series 1993, RB(d)	5.38%	08/15/2023	10	10,754
Simi Valley (City of), CA Community Development Agency (Merged Tapo Canyon & West End Community Development);
Series 2003, Ref. RB (INS - NATL)(a)	5.25%	09/01/2021	25	25,096
Series 2003, Ref. RB (INS - NATL)(a)	5.00%	09/01/2030	25	25,063
Sonora Union High School District; Series 2013 A, GO Bonds (INS - AGM)(a)	5.63%	08/01/2029	1,020	1,175,621
South Pasadena (City of), CA; Series 2016, Ref. RB (INS - BAM)(a)	5.00%	10/01/2036	1,115	1,374,394
Southern California Public Power Authority; Series 1992, RB	5.75%	07/01/2021	20	20,083
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.);
Series 2019, Ref. RB	5.00%	06/01/2037	1,170	1,409,335
Series 2019, Ref. RB	5.00%	06/01/2038	2,000	2,401,640
Series 2019, Ref. RB	5.00%	06/01/2039	1,810	2,166,751
Series 2019, Ref. RB	5.00%	06/01/2048	7,500	7,887,900
Southern Mono Health Care District; Series 2012, Ref. GO Bonds	5.00%	08/01/2021	260	273,590
Sulphur Springs Union School District; Series 2013 A, Ref. RB	4.13%	09/01/2033	20	20,745
Sunnyvale (City of), CA; Series 1998 A, COP (INS - AMBAC)(a)	5.00%	10/01/2022	15	15,054
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Sutter & Butte (Counties of), CA Flood Agency;
Series 2013, RB	5.00%	10/01/2025	$ 300	$ 345,510
Series 2013, RB	5.00%	10/01/2026	415	477,657
Series 2013, RB	5.00%	10/01/2027	700	805,182
Series 2013, RB	5.00%	10/01/2028	1,465	1,683,036
Series 2013, RB	5.00%	10/01/2029	1,490	1,709,611
Tejon Ranch Public Facilities Finance Authority (Community Facilities District No. 2000-1 - Tejon Industrial Complex Public Improvements); Series 2012, Ref. RB	5.25%	09/01/2028	825	882,395
Tracy (City of), CA Community Facilities District No. 93-1 (I-205 Parcel GL-17);
Series 1996 A, RB	6.30%	09/01/2026	35	35,306
Series 2002, RB	6.25%	09/01/2032	25	25,050
Truckee (Town of), CA Donner Public Utility District (Community Facilities District No. 04-1); Series 2004, RB	5.80%	09/01/2035	30	24,214
Tustin (City of), CA Community Facilities District;
Series 2013, Ref. RB	5.00%	09/01/2024	420	472,370
Series 2013, Ref. RB	5.00%	09/01/2025	445	497,728
Series 2013, Ref. RB	5.00%	09/01/2026	470	525,126
Series 2013, Ref. RB	5.00%	09/01/2027	490	545,904
Series 2013, Ref. RB	5.00%	09/01/2028	515	572,005
Twentynine Palms (City of), CA Redevelopment Agency Successor Agency; Series 2011 A-4, RB(d)(e)	7.13%	09/01/2021	125	135,579
Ukiah (City of), CA Redevelopment Agency; Series 2011 A, RB(d)(e)	6.50%	06/01/2021	250	265,475
Vacaville (City of), CA Redevelopment Agency Successor Agency; Series 2000 A, Ref. RB	6.00%	11/01/2024	150	150,804
Vallejo (City of), CA;
Series 2003 A, RB	6.00%	09/01/2026	30	30,120
Series 2003 A, RB	6.13%	09/01/2034	30	30,086
Vallejo (City of), CA Public Financing Authority; Series 1990 A, RB	7.50%	09/01/2020	5	5,067
Vernon (City of), CA; Series 2012 A, RB	5.13%	08/01/2033	850	894,166
Victorville (City of), CA Redevelopment Agency; Series 2002 A, RB (INS - AGM)(a)	5.13%	12/01/2031	25	25,071
Vista Unified School District; Series 1998, COP (INS - AGM)(a)	5.13%	05/01/2023	5	5,095
Wasco (City of), CA Public Financing Authority; Series 1994, RB	7.50%	09/15/2023	5	5,012
West Hollywood (City of), CA Community Development Department (East Side Redevelopment);
Series 2011 A, RB	7.00%	09/01/2026	875	947,126
Series 2011 A, RB	7.25%	09/01/2031	1,000	1,083,360
Western Riverside Water & Wastewater Financing Authority;
Series 2013 A-1, Ref. RB	5.00%	09/01/2025	2,335	2,673,575
Series 2013 B, Ref. RB	5.00%	09/01/2025	1,150	1,153,036
Series 2013 B, Ref. RB	5.00%	09/01/2027	1,255	1,258,012
William S. Hart Union High School District; Series 2013, Ref. RB	5.00%	09/01/2025	835	923,251
Yuba (County of), CA;
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2024	155	156,211
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2025	165	166,282
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2026	170	171,312
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2027	180	181,384
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2028	190	191,446
Series 2015, COP (INS - BAM)(a)	5.00%	02/01/2029	200	201,502
				533,670,831
Guam–0.20%
Guam (Territory of) Power Authority;
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2020	150	152,261
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2021	150	157,212
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2022	155	167,809
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2025	265	286,197
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2026	225	242,505
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2027	155	166,864
				1,172,848
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–7.18%
Children’s Trust Fund;
Series 2002, RB	5.38%	05/15/2033	$ 9,424	$ 9,473,005
Series 2002, RB	5.50%	05/15/2039	3,000	3,015,600
Puerto Rico (Commonwealth of);
Series 2001 A, Ref. GO Bonds (INS - NATL)(a)	5.50%	07/01/2020	1,270	1,271,334
Series 2002 A, Ref. GO Bonds (INS - FGIC)(a)(h)	5.50%	12/31/2049	126	95,659
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027	370	373,704
Series 2006, Ref. GO Bonds(h)	5.00%	07/01/2022	200	124,750
Series 2006, Ref. GO Bonds(h)	5.00%	12/31/2049	130	79,625
Series 2008 A, Ref. GO Bonds(h)	5.00%	07/01/2020	1,000	618,750
Series 2009 A, Ref. GO Bonds(h)	5.63%	07/01/2031	560	346,500
Series 2011 E, Ref. GO Bonds(h)	6.00%	07/01/2029	2,000	1,220,000
Series 2011 E, Ref. GO Bonds(h)	5.38%	07/01/2030	100	58,750
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2008 A, RB (INS - AGC)(a)(c)	6.13%	07/01/2024	45	47,282
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2022	175	175,737
Series 2004 PP, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	470	473,431
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2023	3,690	3,711,217
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	520	523,796
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2024	100	100,730
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	25	25,183
Series 2007 UU, Ref. RB (INS - AGM)(a)	5.00%	07/01/2024	455	457,939
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 G, RB (INS - FGIC)(a)(i)	5.00%	07/01/2022	70	52,500
Series 2003, RB (INS - AGC)(a)	5.00%	07/01/2028	175	176,064
Series 2004 J, RB (INS - NATL)(a)	5.00%	07/01/2029	600	591,150
Series 2005 L, Ref. RB (INS - FGIC)(a)(i)	5.25%	07/01/2022	1,000	750,000
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority;
Series 2000, RB(b)	6.63%	06/01/2026	2,365	2,447,775
Series 2012, Ref. RB	5.00%	04/01/2021	100	101,236
Series 2012, Ref. RB	5.00%	10/01/2021	50	51,864
Series 2012, Ref. RB	5.00%	04/01/2022	100	100,222
Puerto Rico (Commonwealth of) Municipal Finance Agency;
Series 2002 A, RB (INS - AGM)(a)	5.25%	08/01/2020	830	831,394
Series 2002 A, RB (INS - AGM)(a)	4.75%	08/01/2022	40	40,117
Puerto Rico Public Finance Corp.;
Series 2011 B, RB(h)	6.00%	08/01/2024	600	9,900
Series 2011 B, RB(h)	6.00%	08/01/2025	1,400	23,100
Series 2011 B, RB(h)	6.00%	08/03/2026	3,300	54,450
Series 2011 B, RB(h)	5.50%	08/01/2031	1,750	28,875
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(j)	0.00%	07/01/2024	151	132,987
Series 2018 A-1, RB(j)	0.00%	07/01/2027	290	229,057
Series 2018 A-1, RB(j)	0.00%	07/01/2029	754	546,341
Series 2018 A-1, RB(j)	0.00%	07/01/2031	8,544	5,623,917
Series 2018 A-1, RB(j)	0.00%	07/01/2033	1,125	675,495
Series 2018 A-1, RB	4.50%	07/01/2034	4,057	4,103,615
Series 2018 A-1, RB	4.55%	07/01/2040	4	3,965
Series 2018 A-1, RB(j)	0.00%	07/01/2046	5	1,298
Series 2018 A-1, RB(j)	0.00%	07/01/2051	5	949
Series 2018 A-1, RB	4.75%	07/01/2053	4	3,902
Series 2018 A-1, RB	5.00%	07/01/2058	5	5,016
Series 2019 A-2, RB	4.33%	07/01/2040	1,547	1,488,987
Series 2019 A-2, RB	4.54%	07/01/2053	46	43,270
Series 2019 A-2, RB	4.78%	07/01/2058	620	602,411
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
University of Puerto Rico;
Series 2006 P, Ref. RB (INS - NATL)(a)	5.00%	06/01/2024	$ 100	$ 100,730
Series 2006 P, Ref. RB	5.00%	06/01/2024	315	309,881
Series 2006 Q, RB	5.00%	06/01/2021	540	533,250
				41,856,710
Virgin Islands–0.12%
Virgin Islands (Government of) Public Finance Authority;
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2022	25	25,395
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2023	300	304,725
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2024	90	91,415
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2025	170	172,664
Series 2006, RB (INS - NATL)(a)	5.00%	10/01/2026	125	126,956
				721,155
TOTAL INVESTMENTS IN SECURITIES(k)–99.07% (Cost $572,623,160)					577,421,544
OTHER ASSETS LESS LIABILITIES–0.93%					5,413,515
NET ASSETS –100.00%					$582,835,059
Investment Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FGIC	– Financial Guaranty Insurance Company
FHLMC	– Federal Home Loan Mortgage Corp.
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
NATL	– National Public Finance Guarantee Corp.
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
SGI	– Syncora Guarantee, Inc.
UCR	– University of California Riverside
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Security subject to the alternative minimum tax.
(c)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on May 31, 2020.
(g)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $11,621,642, which represented 1.99% of the Fund’s Net Assets.
(h)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $2,660,359, which represented less than 1% of the Fund’s Net Assets.
(i)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(j)	Zero coupon bond issued at a discount.
(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Build America Mutual Assurance Co	6.79%
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of May 31, 2020, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Rochester® Limited Term California Municipal Fund to Invesco Limited Term California Municipal Fund.
Invesco Oppenheimer Rochester® Limited Term California Municipal Fund